Summary of Significant Accounting Policies - Summary of New Standards and Amendments Issued by the IASB (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IFRS 16 (Amendments) Lease Liability in Sale and Leaseback
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 1 (Amendments) Non-current Liabilities with Covenants
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 1 (Amendments) Classification of Liabilities as Current or Non-current
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2024
IFRS 3 References to the Conceptual Framework
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted			Jan. 01, 2022
IAS 16 Proceeds before Intended Use
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted			Jan. 01, 2022
IAS 37 Onerous Contracts – Cost of Fulfilling a Contract
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted			Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted			Jan. 01, 2022
IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IFRS 17 and IFRS 4 Amendments to IFRS 17 Insurance Contracts
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IAS 1 Classification of Liabilities as Current or Non-current
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted		Jan. 01, 2023
IAS 1 Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IAS 1 Disclosure of Accounting Policies
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IAS 8 Definition of Accounting Estimates
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	Jan. 01, 2023	Jan. 01, 2023
IAS 12 International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Date of Reporting Standards Adopted	May 23, 2023